JOHN HANCOCK BOND TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK STRATEGIC SERIES

Supplement dated October 1, 2020 to the current prospectus (the prospectus), as may be supplemented

Effective November 1, 2020, the subsection entitled “Class C shares” under the section entitled “CHOOSING AN ELIGIBLE SHARE CLASS” is amended and restated as follows:

The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see “Sales charge reductions and waivers”). Class C shares automatically convert to Class A shares after eight years, provided that the fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. Group retirement plan recordkeeping platforms of certain intermediaries that hold Class C shares with the fund in an omnibus account do not track participant level share lot aging and, as such, these Class C shares would not satisfy the conditions for the automatic Class C to Class A conversion.

In addition, also effective November 1, 2020, the following bullet is added or replaces, as applicable, the last bullet regarding automatic conversion of Class C shares in the subsection entitled “Class C shares” under the section entitled “CLASS COST STRUCTURE”:

▪	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses (certain exclusions may apply)

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

JOHN HANCOCK BOND TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK STRATEGIC SERIES

Supplement dated October 1, 2020 to the current Prospectus (the “Prospectus”), as may be supplemented

On June 25, 2020, the Board of Trustees of the Trusts approved the redesignations (the “Redesignations”) of the following share classes offered by the series of the Trusts:

(i)	Class I2 shares as Class I shares;
(ii)	Class ADV shares as Class A shares;
(iii)	Class B shares as Class A shares;
(iv)	Class R1 shares as Class R2 shares; and
(v)	Class R3 shares as Class R2 shares.

As a result of the Redesignations, the existing Class I2, ADV, B, R1, and R3 shares will be terminated, and shareholders currently in these classes will become shareholders of the respective classes identified above, in each case with the same or lower net total expenses. The Redesignations of Class I2, ADV, and R3 shares as Class I, A, and R2 shares, respectively, are expected to occur on or about the close of business on October 9, 2020; the Redesignation of Class B shares as Class A shares is expected to occur on or about the close of business on October 14, 2020; and the Redesignation of Class R1 shares as Class R2 shares is expected to occur on or about the close of business on October 23, 2020 (collectively, the “Effective Date”).

When business opens on the next business day following the Effective Date, the Redesignations will have occurred, and the newly redesignated share classes will be available to new accounts as well as new purchases by existing shareholders who meet the eligibility requirements as outlined in the fund's prospectus. As of the Effective Date, all references to the terminated share classes are removed from the Prospectus. There is no action required by shareholders to effect the Redesignations, and there will be no disruption to accounts as a result of the Redesignations.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

JOHN HANCOCK BOND TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK STRATEGIC SERIES

Supplement dated October 1, 2020 to the current Statement of Additional Information (the “SAI”), as may be supplemented

On June 25, 2020, the Board of Trustees of the Trusts approved the redesignations (the “Redesignations”) of the following share classes offered by the series of the Trusts:

(i)	Class I2 shares as Class I shares;
(ii)	Class ADV shares as Class A shares;
(iii)	Class B shares as Class A shares;
(iv)	Class R1 shares as Class R2 shares; and
(v)	Class R3 shares as Class R2 shares.

As a result of the Redesignations, the existing Class I2, ADV, B, R1, and R3 shares will be terminated, and shareholders currently in these classes will become shareholders of the respective classes identified above, in each case with the same or lower net total expenses. The Redesignations of Class I2, ADV, and R3 shares as Class I, A, and R2 shares, respectively, are expected to occur on or about the close of business on October 9, 2020; the Redesignation of Class B shares as Class A shares is expected to occur on or about the close of business on October 14, 2020; and the Redesignation of Class R1 shares as Class R2 shares is expected to occur on or about the close of business on October 23, 2020 (collectively, the “Effective Date”).

When business opens on the next business day following the Effective Date, the Redesignation will have occurred, and the newly redesignated share classes will be available to new accounts as well as new purchases by existing shareholders who meet the eligibility requirements as outlined in the fund's prospectus. As of the Effective Date, all references to the terminated share classes are removed from the SAI. There is no action required by shareholders to effect the Redesignations, and there will be no disruption to accounts as a result of the Redesignations.

You should read this supplement in conjunction with the SAI and retain it for future reference.